Share-based Payments (Details 3) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	5,000,000	8,300,000
Exercise Price One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 06, 2019	Jul. 13, 2018
Expiry date	Feb. 10, 2024	Jul. 01, 2021
Option exercise price	$ 0.50	$ 0.50
Number of options	5,000,000	1,300,000
Share price at grant date	$ 0.15	$ 0.32
Expected volatility	98.00%	92.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.88%	2.09%
Fair value at grant date per option	$ 0.0736	$ 0.1570
Exercise Price Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Nov. 26, 2018
Expiry date		Jun. 30, 2020
Option exercise price		$ 0.50
Number of options		2,000,000
Share price at grant date		$ 0.34
Expected volatility		92.00%
Dividend yield		0.00%
Risk-free interest rate		2.02%
Fair value at grant date per option		$ 0.0822
Exercise Price Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Feb. 11, 2019
Expiry date		Feb. 11, 2024
Option exercise price		$ 0.50
Number of options		5,000,000
Share price at grant date		$ 0.29
Expected volatility		100.00%
Dividend yield		0.00%
Risk-free interest rate		1.69%
Fair value at grant date per option		$ 0.1950